Note 5 - Prepaid Expenses and other Current Assets	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Prepaid Expenses and other Current Assets

Note 5.  Prepaid Expenses and other Current Assets

Prepaid and other current assets consist of the following (in thousands):

	December 31, 2018	September 30, 2019
Prepaid clinical trial expenses	$—	$512
Equity issuance costs	—	740
Prepaid insurance	5	471
Other prepaid expenses	5	237
Total prepaid and other current assets	$10	$1,960